Stock-based Compensation (Details) (USD $)	12 Months Ended	3 Months Ended	12 Months Ended			10 Months Ended		12 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Stock option	Dec. 31, 2013 Stock option	Dec. 31, 2012 Stock option	Dec. 31, 2011 Stock option	Nov. 06, 2011 Stock option Stock option / 2003 Incentive Plan	Nov. 06, 2011 Stock option Stock option / 2003 Incentive Plan Minimum	Dec. 31, 2013 Stock option Stock option / 2003 Incentive Plan Minimum	Dec. 31, 2013 Stock option Stock option / 2011 Incentive Plan	Nov. 06, 2011 Stock option Stock option / 2011 Incentive Plan Minimum	Dec. 31, 2013 Stock option Stock option / 2011 Incentive Plan Minimum
Stock-based Compensation
Number of shares of common stock authorized for issuance	3,409,000					884,000			2,525,000
Options outstanding (in shares)		2,695,000	1,667,000	1,710,000
Number of shares available for grant	1,433,000
Exercise price of options as percentage of fair value of common stock on the date of grant							100.00%	100.00%		100.00%	100.00%
Exercise price of options as percentage of fair value of common stock on the date of grant in case of options granted to stockholder owning in excess of 10% of Company's common stock							110.00%	110.00%		110.00%	110.00%
Percentage of ownership required in entity's common stock for specified exercise price							10.00%			10.00%	10.00%
Exercise period						10 years			10 years
Exercise period in case of stock options granted to stockholder owning in excess of 10% of the company's common stock						5 years			5 years
Award vesting period						4 years			4 years
Weighted-average assumptions used in estimation of grant date fair values
Expected term			6 years 3 months	6 years 3 months	6 years 3 months
Volatility (as a percent)			62.00%	60.00%	60.00%
Expected dividend yield (as a percent)	0.00%		0.00%	0.00%	0.00%
Risk-free interest rates (as a percent)			2.45%	1.10%	1.35%
Summary of stock option activity - Shares
Options outstanding at the beginning of the period (in shares)		1,667,000	1,710,000
Granted (in shares)		1,144,000	1,064,000
Exercised (in shares)		0	(5,000)
Forfeited (in shares)		(116,000)	(1,097,000)
Expired (in shares)			(5,000)
Options outstanding at the end of the period (in shares)		2,695,000	1,667,000	1,710,000
Options exercisable at the end of the period (in shares)		1,142,000	1,086,000
Options vested and expected to vest at the end of the period (in shares)		2,608,000	1,635,000
Summary of stock option activity - Weighted-Average Exercise Price (in dollars per share)
Options outstanding at the beginning of the period (in dollars per share)		$ 7.05	$ 7.07
Granted (in dollars per share)		$ 7.80	$ 7.87
Exercised (in dollars per share)		$ 0.00	$ 2.51
Forfeited (in dollars per share)		$ 9.00	$ 7.91
Expired (in dollars per share)			$ 3.42
Options outstanding at the end of the period (in dollars per share)		$ 7.28	$ 7.05	$ 7.07
Options exercisable at the end of the period (in dollars per share)		$ 6.31	$ 6.22
Options vested and expected to vest at the end of the period (in dollars per share)		$ 7.26	$ 7.02
Weighted-Average Contractual Life (In Years)
Options outstanding at the end of the period		8 years 29 days	7 years 25 days
Options exercisable at the end of the period		6 years 4 months 28 days	6 years 7 months 6 days
Options vested and expected to vest at the end of the period		8 years 14 days	7 years 22 days
Aggregate Intrinsic Value
Options outstanding at the end of the period (in dollars)		$ 6,607,000	$ 2,283,000
Options exercisable at the end of the period (in dollars)		3,916,000	2,231,000
Options vested and expected to vest at the end of the period (in dollars)		6,456,000	2,280,000
Additional disclosures
Weighted-average grant-date fair value (in dollars per share)		$ 4.61	$ 4.67	$ 5.38	$ 4.72
Total grant date fair value of stock options vested		400,000	1,800,000	1,500,000
Aggregate intrinsic value of options vested during the period			$ 20,000	$ 900,000